Segmented information	3 Months Ended
Mar. 31, 2025
Segmented information
Segmented information

11. Segmented information

The Company operates under two segments, the marketing and distribution of commercial products and the operation of a retail and mail order pharmacy.

Revenue generated from external customers from the marketing and distribution of commercial products for the three months ended March 31, 2025 and 2024 was 100% from sales to customers in the United States.

During the three months ended March 31, 2025, 100% of total revenue from the marketing and distribution of commercial products was generated from seven customers. Customer A accounted for 24%, Customer B accounted for 23%, Customer C accounted for 49% and the remaining four customers accounted for approximately 4% of revenue.

During the three months ended March 31, 2024, 100% of total revenue from the marketing and distribution of commercial products was generated from seven customers. Customer A accounted for 33%, Customer B accounted for 16%, Customer C accounted for 45% and the remaining four customers accounted for approximately 6% of revenue.

The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

	March 31, 2025	December 31, 2024
Canada	$527	$578
United States	9,470	9,038
Barbados	3,901	4,068
	$13,898	$13,684

Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the three months ended March 31, 2025 and 2024:

March 31, 2025	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$2,228	$3,256	$5,484
Operating expenses	(3,180)	(2,959)	(6,139)
Finance income (expense), net	(17)	51	34
Foreign exchange loss, net	(35)	-	(35)
Net income (loss) before taxes	$(1,004)	$348	$(656)

March 31, 2024	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$3,037	$2,657	$5,694
Operating expenses	(3,677)	(1,979)	(5,656)
Finance income, net	8	43	51
Foreign exchange loss, net	(7)	-	(7)
Net income (loss) before taxes	$(639)	$721	$82